Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents are Denominated or Linked - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents are Denominated or Linked [Line Items]
Cash and cash equivalents	$ 1,401	$ 2,094	$ 2,969	$ 3,631
U.S. dollars [Member]
Schedule of Cash and Cash Equivalents are Denominated or Linked [Line Items]
Cash and cash equivalents	382	2,009
NIS (not linked to the Israeli CPI) [Member]
Schedule of Cash and Cash Equivalents are Denominated or Linked [Line Items]
Cash and cash equivalents	$ 1,019	$ 85